Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible Assets
13.	Intangible Assets:

(a)	As of December 31, 2025 and 2024 intangible assets are detailed as follows:

	Useful Life		Average remaining amortization period		Gross balance		Accumulated Amortization		Net balance
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Other Intangible Assets:
Goodwill	—	—	—	—	16,714	16,714	—	—	16,714	16,714
Intangible assets arising from business combinations	—	—	—	—	56,249	56,249	(39,553)	(39,553)	16,696	16,696
Software or computer programs	6	6	4	4	433,569	379,572	(258,991)	(221,016)	174,578	158,556
Total					506,532	452,535	(298,544)	(260,569)	207,988	191,966
(b)	Changes in intangible assets during the year 2025 and 2024 are as follows:

	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2025	16,714	56,249	379,572	452,535
Acquisitions	—	—	58,597	58,597
Disposals/write-downs	—	—	(9,474)	(9,474)
Transfers	—	—	5,567	5,567
Impairment (*)	—	—	(693)	(693)
Total	16,714	56,249	433,569	506,532

Accumulated Amortization
Balance as of January 1, 2025	—	(39,553)	(221,016)	(260,569)
Amortization for the year (**)	—	—	(41,453)	(41,453)
Disposals/write-downs	—	—	8,304	8,304
Transfers	—	—	(5,055)	(5,055)
Impairment (*)	—	—	229	229
Total	—	(39,553)	(258,991)	(298,544)
Balance as of December 31, 2025	16,714	16,696	174,578	207,988

	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2024	16,714	56,249	322,174	395,137
Acquisitions	—	—	57,617	57,617
Disposals/write-downs	—	—	(219)	(219)
Reclassification	—	—	—	—
Impairment (*)	—	—	—	—
Total	16,714	56,249	379,572	452,535

Accumulated Amortization
Balance as of January 1, 2024	—	(39,553)	(184,970)	(224,523)
Amortization for the year (**)	—	—	(36,265)	(36,265)
Disposals/write-downs	—	—	219	219
Reclassification	—	—	—	—
Impairment (*)	—	—	—	—
Total	—	(39,553)	(221,016)	(260,569)
Balance as of December 31, 2024	16,714	16,696	158,556	191,966

(1)	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.
(2)	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.
(*)	See Note No. 38 Impairment of non-financial assets.
(**)	See Note No. 37 Depreciation and Amortization.

(c)	As of December 31, 2025, the Bank records Ch$18,157 million (Ch$13,889 million as of December 31, 2024) of assets associated with technological developments.
(d)	As of December 31, 2025 and 2024, there are no restrictions on the intangible assets of the Bank. Furthermore, there are no intangible assets held as collateral for the fulfillment of obligations.

(e)	Impairment testing of Goodwill:

For goodwill impairment purposes, testing is carried out at the level of business segments described above and in Note No. 6 to the financial statements. This methodology is in line with IAS 36, where business segments represent the lowest level within the entity at which the goodwill is monitored for internal management purposes.

Accordingly, for goodwill impairment testing purposes, goodwill acquired through business combinations has been allocated to four individual business segments, as follows:

Business Segments	2025	2024
	MCh$	MCh$
Retail Banking	5,928	5,928
Wholesale Banking	2,135	2,135
Treasury	4,513	4,513
Subsidiaries	4,138	4,138
Total	16,714	16,714

Below are the key assumptions used for determining the value in use for impairment testing purposes:

●	The Bank determines the recoverable amount of the business segments based on the value in use criteria by employing a Discounted Cash Flows (“DCF”) valuation model. The DCF model determines the present value of the forecasted earnings that would be distributed to shareholders in the way of dividends, after complying with all capital regulatory requirements.

●	For purposes of the goodwill impairment testing, the DCF model considers earnings projections for a ten-year period, which is deemed as the period in which the Bank is able to achieve the goals set in its long-term business strategy.

●	Earnings projections result from business growth, particularly associated with expected expansion rates for the local economy (i.e. GDP growth), the industry’s loan book and the Bank’s strategic goals in terms of market share in total loans over the future. Then, based on historical data, linear regression analysis and expert judgement, the Bank determines a loan growth multiplier (in real terms) for the industry’s loan book over GDP growth for the local economy. This multiplier is expected to converge to normal levels in the medium-term (year five), after the downturn prompted by the COVID-19 and the second-round effects of one-time policies adopted in order to deal with the pandemic that resulted in below-trend multipliers. Accordingly, the loan growth multiplier would achieve 1.60 times from 2030 onwards.

●	Following the estimated growth rates for the Chilean economy and the banking industry in terms of loans to customers, expansion rates of the Bank’s loan book are determined by considering the achievement of the Bank’s long-term strategic goals. Therefore, real growth rates are expected to be slightly higher than the industry rates within the ten-year period, provided that the Bank expects to recover market share by achieving a 16.5% market stake at year 2030 and remains unchanged afterwards.
●	For purposes of business segments valuation, the DCF model considers discount rates that are determined by carrying out a linear regression analysis based on historical data of daily stock returns for the Bank and the market portfolio (IGPA index in Chile). To do this, an index linear model is applied, which is widely used in finance for these purposes. After estimating the model parameters (alpha and beta), the Capital Asset Pricing Model (“CAPM”) is utilized to determine the cost of equity or discount rate for shareholders’ cash flows. When using CAPM, a 7.0% nominal discount rate is computed by assuming long-term scenarios for market risk premium and the latest available data (December 2025) for both inflation and long-term risk-free rate. We also use alternative methods, such as historical return-on-market-equity (net income over market capitalization) and implied return-on-equity from price-to-earnings ratios projected by market analysts. Based on these methods, we compute real discount rates of 6.1% by using the return-on-market-equity and 4.4% by means of the projected price-to-earnings ratio. By combining the three approaches, an average real discount rate of 5.9% is computed. Based on this data –and adopting a conservative approach– the Bank determines a real cost of equity of 9.0% as a baseline scenario for discount rates used for valuation purposes. The Bank also carries out a sensitivity analysis by setting real discounts rates of 8.0% and 10.0%.

(f)	Annual goodwill impairment test:

The annual goodwill impairment tests for the years ended December 31, 2025 and 2024 did not result in an impairment loss on the goodwill of the Bank’s business segments as their economic values were higher than their carrying amounts.

(g)	Restrictions:

Banco de Chile and its subsidiaries have no restrictions on intangible assets as of December 31, 2025 and 2024. Additionally, no intangible assets have been pledged as collateral to secure the fulfillment of any financial obligation. Moreover, there are no amounts owed by the Bank on intangible assets as of the aforementioned dates.